UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-05009
COLORADO BONDSHARES — A TAX EXEMPT FUND
(Exact name of registrant as specified in charter)
1200 17TH STREET, SUITE 850, DENVER, COLORADO 80202-5808
(Address of principal executive offices) (Zip code)
FRED R. KELLY, JR. 1200 17TH STREET, SUITE 850, DENVER, COLORADO 80202-5808
(Name and address of agent for service)
Registrant’s telephone number, including area code: 303-572-6990
Date of fiscal year end: 09/30
Date of reporting period: 03/31/2007

Item 1. REPORTS TO STOCKHOLDERS.

May 25, 2007
Dear Shareholder,
      It is time again for me to provide the operating results for the semi-annual period ended March 31, 2007. The primary performance statistics outlined on page 17 look great due in part to the extraordinary distribution which we made in November on United Airlines/ Denver International Airport bonds. Shareholders who acquired shares after that date did not benefit from this distribution so their results are not as positive.
      This is the current situation. We are earning an average of about 4% on rated short term low risk securities. By extending maturities as much as 40 years we can only improve the return on that portion of the portfolio by slightly more than 1%. I don’t presently favor this trade off and I prefer staying with the short paper until the market gives us a reason to change strategies.
      Our hope is to supplement the existing income stream with potential values that occasionally present themselves in the municipal bond market. We have benefited from these special situations in past years, however the timing is difficult to predict. Often they do not happen when they are supposed to or they may not happen at all. Opportunities have presented themselves in the past when issuers have become too optimistic about their growth expectations in the face of a slow down in the housing market. These credits may need to be restructured which would offer us a source of new product. As I indicated earlier, we have plenty of liquidity to take advantage of these situations when and if they develop.
      Income could experience some ebb and flow in upcoming months so I would encourage investors to keep an eye on the big picture as the year unfolds. We expect to continue to perform well in terms of our total return including appreciation as well as current income.

Sincerely,

Fred R. Kelly, Jr.
Portfolio Manager

Officers and Trustees

George N. Donnelly, Chairman of the Board of Trustees
Bruce G. Ely, Trustee
James R. Madden, Trustee
Andrew B. Shaffer, President, Secretary, Treasurer and Trustee
Fred R. Kelly, Jr., Portfolio Manager
Investment Adviser

Freedom Funds Management Company
Transfer, Shareholder Servicing, and Dividend
Disbursing Agent

Freedom Funds Management Company
Distributor

SMITH HAYES Financial Services Corporation
Custodian of Portfolio Securities

Wells Fargo Investments and Trust, Wells Fargo Bank, N.A.
Independent Registered Public Accounting
Firm

Anton Collins Mitchell LLP
Legal Counsel

Kutak Rock LLP
This report is submitted for the general information of the shareholders of Colorado BondShares — A Tax-Exempt Fund. This report must be preceded or accompanied by a Prospectus of the Fund. The prospectus contains information concerning the investment policies and expenses of the portfolio in addition to other pertinent information. Shares of Colorado BondShares — A Tax-Exempt Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

FUND EXPENSES (Unaudited)
      As a shareholder of Colorado BondShares — A Tax-Exempt Fund (the “Fund”), you incur two types of costs:

•	Sales charges (front loads) on fund purchases and

•	Ongoing fund costs, including management fees, administrative services, and other fund expenses. All mutual funds have operating expenses. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund.
      The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing cost of investing in other mutual funds.
      The Example is based on an investment of $1,000 made at the beginning of October 1, 2006 and held for the entire six month period ended March 31, 2007.
Actual Expenses
      The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
      The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid
Colorado BondShares – A Tax-Exempt Fund	Value 10/01/06	Value 03/31/07	During Period*

Based on Actual Fund Return	$1,000.00	$1,030.99 [1]	$2.84
Based on Hypothetical 5% Annual Return Before Expenses	$1,000.00	$1,022.20	$2.82
      *Expenses are equal to the Fund’s annualized expense ratio, 0.56%, based on actual expenses for the period, multiplied by the average account value over the period, multiplied by 182/365 (number of days in the period).
      1The semi-annual return includes an interest payment representing four years of unpaid interest relating to the Fund’s holding of United Airlines/ Denver International Airport bonds that is a non-recurring event outside the control of the Fund. This event occurred in the first quarter of the semi-annual period ended March 31, 2007.

CREDIT QUALITY (unaudited)
Colorado BondShares — A Tax-Exempt Fund
Based on a Percentage of Total Net Assets as of March 31, 2007
SECTOR BREAKDOWN (unaudited)
Colorado BondShares — A Tax-Exempt Fund
Based on a Percentage of Total Net Assets as of March 31, 2007

Colorado BondShares
A Tax-Exempt Fund
Schedule of Investments (unaudited)
March 31, 2007

Face Amount		Market Value

Colorado Municipal Bonds — 81.6%
1,000,000	Adonea Metropolitan District No. 2 LTD Tax (Convertible to Unlimited Tax) G.O. Series 2005A, 6.125% to yield 6.25% due 12/1/2025	$1,045,350
2,175,000	Antelope Heights Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 8.00% due 12/1/2023	2,402,897
2,000,000	Arista Metropolitan District Special Revenue Bond Series 2005, 6.75% due 12/1/2035	2,160,340
950,000	Aurora Multifamily Housing Revenue (River Falls Project) Senior Series 1999A, 5.70% due 7/1/2029	928,711
306,040	Aurora Centretech Metropolitan District G.O. Refunding and Improvement Series 1994, 6.00% due 12/1/2023(b)	464,361
2,960,000	BNC Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 8.00% due 6/1/2028	2,960,000
1,000,000	Beacon Pointe Metropolitan District LTD Tax (Convertible to Unlimited Tax) G.O. Series 2005A, 6.125% to yield 6.25% due 12/1/2025	985,550
700,000	Beebe Draw Farms Metropolitan District G.O. Series 1998, 7.00% due 10/1/2018	698,362
5,095,000	Belle Creek Metropolitan District No. 1 G.O. LTD Tax Series 2000, 8.00% due 12/1/2020	5,310,009
2,250,000	Black Hawk (City of) Device Tax Revenue Series 1998, 5.625% due 12/1/2021	2,337,930
4,520,000	Boulder County Development Revenue (Boulder College of Massage Therapy Project) Series 2006A, 6.35% due 10/15/2031	4,532,656
700,000	Boulder County Variable Rate Demand Revenue (YCMA of Boulder Valley Project) Series 2006, 3.65% due 2/1/2031(h)	700,000
1,845,000	Bradburn Metropolitan District No. 3 G.O. LTD Tax Series 2003, 7.50% due 12/1/2033	1,845,000
6,245,000	Bromley Park Metropolitan District No. 3 G.O. Exchange (LTD Tax to Unlimited Tax) Series 2001A and B, 8.00% due 12/1/2019-22	6,535,655
6,000,000	Bromley Park Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2002B, 8.00% due 12/1/2022	6,128,760
3,991,000	Bromley Park Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 8.00% due 12/01/2028	4,062,519
4,900,000	Broomfield Village Metropolitan District No. 2 Special Revenue Refunding Series 2005B, 3.90% due 7/1/2032(h)	4,900,000
9,275,000	Broomfield Village Metropolitan District No. 2 Special Revenue Refunding Series 2003B, 4.40% due 7/1/2032(h)	9,275,000

Colorado BondShares
A Tax-Exempt Fund
Schedule of Investments (unaudited) —  (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
500,000	Castle Oaks Metropolitan District G.O. LTD Tax Series 2005, 6.00% due 12/1/2025	$519,805
1,950,000	Castle Pines North Metropolitan District LTD Tax G.O. Variable Rate Refunding Series 2006C, 3.67% due 12/1/2024(h)	1,950,000
25,000	Castle Rock (Town of) G.O. Series 1988-2, 10.375% due 12/1/2008	27,120
565,000	Castle Rock (Town of) LID No. 1988-2 Special Assessment Series 1988, 9.25%-10.375% due 12/1/2008(i)	39,550
1,930,000	Central Platte Valley Metropolitan District Special Obligation Revenue Series 1998, 7.00% due 12/1/2017(b)	1,999,267
6,465,662	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992B, 0.00% due 1/1/2032 (a)(g)(i)	161,642
2,009,520	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992A, principal only, 0.00% due 1/1/2027(a)(e)(i)	20,095
2,008,335	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992A, interest only, 9.00% due 1/1/2027(f)(h)(i)	1,104,584
1,700,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Brighton Charter School Project) Series 2006, 6.00% due 11/1/2036	1,700,000
3,350,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Liberty Common School Project) Series 1998, 6.95% due 8/15/2019(b)	3,480,818
860,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Crown Pointe Academy) Series 2000, 7.25% due 7/15/2025	900,093
1,155,000	Colorado Educational and Cultural Facilities Authority Private School Revenue (Escuela Tlatelolco Project) Series 2000A, 8.50% due 6/1/2022	1,151,847
375,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Elbert County Charter School Project) Series 2000A, 8.00% due 6/1/2010(b)	400,406
5,410,000	Colorado Educational and Cultural Facilities Authority Student Housing Revenue (Inn at Auraria LLC Project) Series 2005A, 5.875% due 7/1/2023	5,579,657
2,020,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Belle Creek Charter School Project) Series 2002A, 7.625% to yield 7.75% due 3/15/2032	2,108,456
5,305,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Regis Jesuit High School Project) Series 2003, 3.65% due 12/1/2033(h)	5,305,000
750,000	Colorado Educational and Cultural Facilities Authority Variable Rate Demand Revenue (Telluride Mountain School Project) Series 2006, 3.65% due 8/1/2026(h)	750,000

Colorado BondShares
A Tax-Exempt Fund
Schedule of Investments (unaudited) —  (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
6,700,000	Colorado Educational and Cultural Facilities Authority Revenue Variable Rate (Colorado Christian University Project) Series 2004, 3.70% due 7/1/2034(h)	$6,700,000
785,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue Refunding and Improvement (Elbert County Charter School Project) Series 2004, 7.375% to yield 7.45% due 3/1/2035	843,961
2,650,000	Colorado Educational and Cultural Facilities Authority Revenue Variable Rate (Denver Art Museum Project) Series 2004, 3.65% due 1/1/2034(h)	2,650,000
2,480,000	Colorado Health Facilities Authority Variable Rate Demand Revenue (Golden West Manor Project) Series 2006A, 3.67% due 12/1/2037(h)	2,480,000
4,960,000	Colorado Health Facilities Authority Variable Rate Demand Revenue Refunding (Craig Hospital Project) Series 2003, 3.65% due 12/1/2020(h)	4,960,000
710,000	Colorado Health Facilities Authority Variable Rate Demand Revenue (Sisters of Charity of Leavenworth Health System) Series 2003B, 3.66% due 12/1/2038(h)	710,000
450,000	Colorado Health Facilities Authority Revenue Extendable Rate Adjustable Securities (Christian Living Communities Project) Series 2006B, 4.65% due 1/1/2037(h)	450,414
3,655,000	Colorado Housing and Finance Authority Economic Development Revenue (Micro Business Development Corporation Project) Series 2005, 6.75% due 12/1/2010	3,682,193
5,585,000	Colorado Housing and Finance Authority Multi-family/ Project Class I Adjustable Rate 2000 Series A-1, 3.66% due 10/1/2030(h)	5,585,000
4,775,000	Colorado Housing and Finance Authority Multi-family/ Project Class III Adjustable Rate 2000 Series A-1, 3.66% due 4/1/2030(h)	4,775,000
7,110,000	Colorado Housing and Finance Authority Variable Rate Class I Series A-2, 3.66% due 4/1/2020(h)	7,110,000
135,000	Colorado Housing and Finance Authority Single Family Project Adjustable Rate Class I AA Series 2001, 3.66% due 5/1/2031(h)	135,000
1,020,000	Colorado Housing and Finance Authority Single Family Project Adjustable Rate, 3.66% due 11/1/2021(h)	1,020,000
13,610,000	Colorado Housing and Finance Authority Adjustable Rate Multi-family Insured Mortgage Revenue 2002 Series AA, 3.66% due 10/1/2030(h)	13,610,000
2,000,000	Colorado Housing and Finance Authority Single Family Class I Adjustable Rate Series 2001 AA-3, 3.66% due 5/1/2036(h)	2,000,000
11,740,000	Colorado Housing and Finance Authority Multi-family Project Class I Adjustable Rate 2002 Series C4, 3.66% due 10/1/2032(h)	11,740,000

Colorado BondShares
A Tax-Exempt Fund
Schedule of Investments (unaudited) —  (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
4,500,000	Colorado Housing and Finance Authority Single Family Class I-C4 Adjustable Rate, 3.66% due 11/1/2021(h)	$4,500,000
5,670,000	Colorado Housing and Finance Authority Multi-family Project Class I Adjustable Rate 2005 Series B-3, 3.66% due 10/1/2036(h)	5,670,000
15,870,000	Colorado Housing and Finance Authority Single Family Mortgage Class I Adjustable Rate 2006 Series B-2, 3.66% due 11/1/2034(h)	15,870,000
19,670,000	Colorado Housing and Finance Authority Single Family Mortgage Class I Adjustable Rate 2006 Series C-2, 3.66% due 11/1/2034(h)	19,670,000
2,990,000	Colorado School of Mines Development Corporation Refunding Variable Rate Demand Series 2005, 3.82% due 9/1/2026(h)	2,990,000
1,700,000	Colorado Springs Variable Rate Demand Obligation (Pikes Peak Mental Health Center Select Services, Inc. Project) Series 2003, 3.65% due 3/15/2023(h)	1,700,000
5,000,000	Commerce City Northern Infrastructure General Improvement District G.O. Variable Rate Series 2006, 3.70% due 12/1/2028(h)	5,000,000
2,455,000	Conservatory Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 7.50% due 12/1/2027	2,768,798
3,725,000	Conservatory Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.75% due 12/1/2034	4,020,504
1,000,000	Cornerstone Metropolitan District No. 1 Variable Rate Revenue Series 2006, 3.68% due 12/1/2036(h)	1,000,000
1,025,000	Cotton Ranch Metropolitan District G.O. Series 1998A, 7.25% due 12/15/2017	1,048,165
3,145,000	Crested Butte Industrial Development Refunding and Improvement Revenue (Crested Butte Academy Project) Series 2006B, 7.50% due 8/15/2026	2,979,196
1,895,000	Crystal Valley Metropolitan District No. 1 Douglas County Variable Rate Demand Revenue Series 2004, 3.65% due 10/1/2034(h)	1,895,000
1,865,000	Denver (City and County of) Subordinate Multifamily Housing Revenue (Capitol Heights Apartments) Series 1999C, 8.00% due 5/1/2032	1,145,427
2,315,000	Denver (City and County of) Single Family Home Mortgage Revenue (Metro Mayors Caucus Single Family Mortgage Bond Program) Series 2001A, 6.30% due 11/1/2032	2,359,772
13,280,000	Denver (City and County of) Special Facilities Airport Revenue (United Airlines Project) Series 1992A, 6.875% due 10/1/2032	13,578,800
775,000	Denver West Metropolitan District G.O. Series 1997B, 5.70% due 12/1/2017	779,921
405,000	Eagle Riverview Affordable Housing Corporation Multifamily Housing Project Subordinate Revenue Series 1999B, 7.00% due 7/1/2029	405,405

Colorado BondShares
A Tax-Exempt Fund
Schedule of Investments (unaudited) —  (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
1,035,000	Eaglebend Affordable Housing Corporation Multifamily Housing Project Revenue Refunding Series B, 7.40% due 7/1/2021	$1,064,756
7,500,000	East Cherry Creek Valley Water and Sanitation District Water Activity Enterprise, Inc. Variable Rate Water Revenue Series 2004, 3.00% due 11/15/2023(h)	6,000,000
5,000,000	Ebert Metropolitan District Securitization Trust Series 2004-S1, Class A2 Certificates 3.80% due 12/1/2034(h)	5,000,000
1,725,000	Ebert Metropolitan District Securitization Trust Series 2005-S1, Class A2 Certificates 3.80% due 12/1/2009(h)	1,725,000
90,000	El Paso County Powers Boulevard/ Drennan Road LID 1985-2 Special Assessment Refunding Series 1988, 8.875%-9.00% due 9/1/2000(a)	9,000
1,149	Equi-Mor Holdings, Inc. Series 1999A Class A Pass-Through Certificates, 7.50% due 4/5/2018	1,149
620,000	Fort Lupton Golf Course Revenue Anticipation Warrants Senior Series 1996A, 8.50% due 12/15/2015(a)	124,000
1,900,000	Fronterra Village Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2001, 8.00% due 12/1/2021(b)	2,234,381
4,550,000	Fronterra Village Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 8.00% due 12/1/2023(b)	5,125,802
500,000	Galleria Metropolitan District G.O. LTD Tax Series 1999, 7.25% to yield 7.375% due 12/1/2019(b)	544,950
905,000	Gateway Village GID G.O. Refunding and Improvement Series 1998, 6.00% due 12/1/2018(b)	930,747
755,000	Gateway Village GID G.O. Refunding and Improvement Series 1998, 6.00% due 12/1/2018	746,823
890,000	Gateway Village GID Subordinate LTD Tax G.O. Series 1999, 7.00% due 6/1/2019(b)	917,973
2,000,000	Granby Ranch Metropolitan District LTD Tax G.O. Series 2006, 6.75% due 12/1/2036	2,097,280
5,750,000	Grand Elk Ranch GID LTD Tax G.O. Series 2003, 8.00% due 12/1/2023	5,840,908
675,000	Greatrock North Water and Sanitation District LTD Tax G.O. Series 1998, 8.00% due 12/1/2017	713,597
1,000,000	High Plains Metropolitan District LTD Tax (Convertible to Unlimited Tax) G.O. Series 2005A, 6.125% to yield 6.25% due 12/1/2025	985,550
50,000	Idledale Fire Protection District G.O. Series 1993, 5.80% due 12/15/2007	50,110
130,000	Las Animas (City of) G.O. Water Series 1989, 8.60% due 12/1/2009	132,760

Colorado BondShares
A Tax-Exempt Fund
Schedule of Investments (unaudited) —  (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
405,000	Littleton (The) Riverfront Authority Tax Increment Revenue Refunding Series 1999A-1, 8.00% due 12/1/2008	$409,188
2,000,000	Madre Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007A, 5.375% due 12/1/2026	2,000,000
6,245,000	Maher Ranch Metropolitan District No. 4 G.O. LTD Tax Series 2003, 7.80% due 12/1/2027	6,557,250
1,945,000	Maher Ranch Metropolitan District No. 4 G.O. LTD Tax Series 2006, 7.00% due 12/1/2036	2,122,676
14,665,000	Moffat County Weekly Adjustable/ Fixed Rate Pollution Control Revenue Refunding (Colorado-Ute Electric Association, Inc. Project) Tri-State Generation and Transmission Series 1984, 3.66% due 7/1/2010(h)	14,665,000
260,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004A, 7.00% due 6/1/2043	111,176
2,000,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004B, 7.00% due 6/1/2043	855,200
565,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004C, 8.00% due 6/1/2043(e)	40
1,000,000	Mountain Shadows Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007, 5.50% due 12/1/2027	1,000,000
1,500,000	Neu Towne Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 7.20% due 12/1/2023	1,500,000
1,210,000	North Pines Metropolitan District G.O. LTD Tax Series 2000, 9.00% due 12/1/2020	1,255,133
2,765,000	North Range Village Metropolitan District G.O. LTD Tax Series 2000, 8.00% due 12/1/2020(b)	3,121,630
1,365,000	North Range Village Metropolitan District G.O. LTD Tax Series 2001, 10.00% due 12/1/2021(b)(h)	1,616,597
1,000,000	Northwest Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.125% due 12/1/2025	1,065,960
1,430,000	Parker Jordan Metropolitan District G.O. Series 1998A, 6.25% due 12/1/2017(b)	1,480,307
4,445,000	Parker Jordan Metropolitan District G.O. Series 2000, 7.25% to yield 7.375% due 12/1/2019(b)	4,850,162
5,790,000	Rendezvous Residential Metropolitan District G.O. LTD Tax Series 2002, 8.00% due 12/1/2021	6,305,368

Colorado BondShares
A Tax-Exempt Fund
Schedule of Investments (unaudited) —  (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
3,100,000	Revenue Bond Certificate Series Trust 2004-13 Senior Certificates of Beneficial Ownership (Centennial East Apartments Project) 3.90% due 12/1/2033(h)	$3,100,000
970,000	Riverdale Peaks II Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.40% due 12/1/2025	1,031,527
1,135,000	Riverdale Peaks II Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.50% due 12/1/2035	1,206,698
1,375,000	Routt County LID No. 2002-1 Special Assessment Series 2004A, 6.50% to yield 6.59% due 8/1/2024	1,439,364
144,746	Roxborough Village Metropolitan District Series 1993A, 9.00% due 12/31/2016(i)	170,807
334,438	Roxborough Village Metropolitan District Series 1993B, principal only, 0.00% due 12/31/2021(e)(i)	178,761
367,251	Roxborough Village Metropolitan District Series 1993B, interest only, 10.41% due 12/31/2042(f)(i)	56,924
1,870,000	Sand Creek Metropolitan District G.O. LTD Tax Series 1997, 7.125% due 12/1/2016(b)	1,944,089
805,000	Sand Creek Metropolitan District G.O. LTD Tax Series 1998, 6.625% due 12/1/2017(b)	846,409
2,000,000	Serenity Ridge Metropolitan District No. 2 Series 2004, 7.375% due 12/1/2024	2,000,000
1,000,000	Silver Peaks Metropolitan District No. 2 General Obligation (LTD Tax Convertible to Unlimited Tax) Series 2006, 5.75% due 12/1/2036	1,000,000
3,750,000	Solitude Metropolitan District Senior G.O. LTD Tax Series 2006, 7.00% due 12/1/2026	3,750,000
2,000,000	Southlands Metropolitan District No. 1 (LTD Tax Convertible to Unlimited Tax) Series 2004, 7.125% to yield 7.18% due 12/1/2034	2,219,400
510,000	Southlands Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 6.75% to yield 6.80% due 12/1/2016	564,177
1,000,000	Southlands Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 7.00% to yield 7.05% due 12/1/2024	1,108,560
1,780,000	Sterling Hills Metropolitan District G.O. LTD Tax Refunding and Improvement Series 1998, 7.75% due 6/1/2018	1,835,821
3,135,000	Sterling Hills West Metropolitan District G.O. Exchange (LTD Tax Convertible to Unlimited Tax) Series 2001A, 8.00% due 12/1/2019	3,288,646
3,315,000	Sterling Hills West Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2001B, 8.00% due 12/1/2021	3,561,503

Colorado BondShares
A Tax-Exempt Fund
Schedule of Investments (unaudited) —  (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
3,012,007	Sterling Hills West Metropolitan District G.O. LTD Tax Series 2004, 7.50% due 12/1/2021	$2,706,650
4,020,000	Tabernash Meadows Water and Sanitation District G.O. Series 2000, 8.40% due 6/1/2020	3,015,000
1,485,000	Todd Creek Farms Metropolitan District No. 2 LTD Tax G.O. Series 1997, 8.00% due 6/1/2017(b)	1,525,644
875,000	Todd Creek Farms Metropolitan District No. 2 LTD Tax G.O. Series 1999, 7.50% due 12/1/2018(b)	896,210
5,500,000	Triview Metropolitan District G.O. Variable Rate Refunding and Improvement Series 2006A, 3.70% due 11/1/2023(h)	5,496,590
10,920,000	United Water & Sanitation District Revenue Refunding and Improvement Series 2004A, 6.00% due 12/1/2013	11,189,833
10,800,000	United Water & Sanitation District Revenue Series 2004B, 6.00% to yield 6.05% due 12/1/2012	10,976,256
20,400,000	United Water & Sanitation District (Lupton Lakes Water Storage Project and Water Activity Enterprise) Revenue Bonds Series 2006, 6.00% due 3/1/2021	20,424,480
500,000	Wheatlands Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.00% due 12/1/2025	521,210
2,060,000	Wildgrass Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Refunding Series 2007, 6.20% to yield due 12/1/2034	2,207,640
500,000	Wyndham Hill Metropolitan District No. 2 G.O. LTD Tax Series 2005, 6.25% due 12/1/2025	526,595

	Total Colorado Municipal Bonds (cost $400,626,437)	$412,253,263

Colorado Capital Appreciation and Zero Coupon — 8.2%
27,778,000	Bromley Park Metropolitan District No. 3 Subordinate LTD Tax G.O. Capital Appreciation Series 2006, 8.00% due 12/15/2031(d)	$4,335,821
520,000	Colorado Health Facilities Authority Zero Coupon Retirement Housing Revenue (Liberty Heights Project) 1990 Subordinate Series B, 6.97% due 7/15/2020(b)(d)	295,022
7,470,000	Conifer Metropolitan District Jefferson County Supplemental Interest Coupons, Series 2006, 8.00% due 12/1/2010-2031	2,734,916

Colorado BondShares
A Tax-Exempt Fund
Schedule of Investments (unaudited) —  (Continued)

Face Amount		Market Value

Colorado Capital Appreciation and Zero Coupon — (Continued)
18,400,000	Cottonwood Water and Sanitation District G.O. Second Lien (LTD Tax Through 2001) Refunding Series 1998A, Capital Appreciation 8.00% due 12/1/2027(d)	$3,884,712
500,000	El Paso County School District No. 20 G.O. Refunding Series 1993A, Zero Coupon 6.10% due 6/15/2008(d)	477,890
8,005,000	McKay Landing Metropolitan District No. 2 Subordinate G.O. LTD Tax Refunding Series 2004B, Capital Appreciation 7.50% due 12/1/2031(b)(d)	1,476,522
18,500,000	PV Water and Sanitation Metropolitan District Capital Appreciation Revenue Series 2006, 6.00% due 12/15/2017(d)	9,882,145
906,622	Roxborough Village Metropolitan District Series 1993C, 9.84% due 12/31/2032(d)(i)	18,132
8,070,000	Silver Peaks Metropolitan District No. 1 Revenue Series 2003, 8.00% due 12/1/2007-2012(d)	6,377,089
13,910,000	United Water & Sanitation District Ravenna Project Water Activity Enterprise Capital Appreciation Revenue Series 2006, 6.50% due 12/15/2011(d)	10,306,754
2,286,030	United Water & Sanitation District Ravenna Project Water Activity Enterprise Capital Appreciation Subordinate Series 2006B, 7.00% due 12/15/2011(d)	1,677,421

	Total Colorado Capital Appreciation and Zero Coupon Bonds (cost $45,544,276)	$41,466,424

Colorado Certificates of Participation — 0.1%
600,000	Eagle-Vail Metropolitan District Building Authority (Golf Course Project) Series 1999, 6.00% due 12/1/2019	$607,302

	Total Colorado Certificates of Participation Bonds (cost $527,330)	$607,302

Colorado BondShares
A Tax-Exempt Fund
Schedule of Investments (unaudited) —  (Continued)

Face Amount		Market Value

Other Municipal Bonds — 10.1%
3,740,000	Class B Revenue Bond Certificate Series Trust 2004-1 Variable Rate Senior Certificates of Beneficial Ownership, 3.90% due 7/1/2037(h)	$3,740,000
4,920,797	Freddie Mac Multifamily Variable Rate Certificates Series M001 Class B, 13.64% due 4/1/2037(g)	4,920,797
21,945,255	Freddie Mac Multifamily Variable Rate Certificates Series M010 Class A, 3.75% due 11/1/2036(h)	21,945,255
700,000	The Industrial Development Authority of the City of Kansas City, Missouri Multifamily Housing Revenue (Alexandria Apartments) Series 2005A, 6.75% due 1/1/2028	705,418
3,300,000	The Industrial Development Authority of the City of Kansas City, Missouri Subordinate Multifamily Housing Revenue (Alexandria Apartments) Series 2005B, 4.50% due 1/1/2008	3,300,594
525,000	Lisbon (City of) North Dakota Industrial Revenue Series 2002C (Harvest Board LLC), 15.00% due 4/1/2005(a)	131,250
4,500,000	Lisbon (City of) North Dakota Industrial Revenue Series 2001A (Harvest Board LLC), 15.00% due 4/1/2011(a)	1,125,000
7,645,000	Revenue Bond Certificate Series Trust 2005-4 Senior Certificates of Beneficial Ownership (Hermitage Apartments Project), 3.90% due 5/1/2031(h)	7,645,000
1,000,000	The Industrial Development Authority of the City of St. Louis, Missouri Senior Housing Revenue (Grant School Apartments) Series 2005A, 6.75% due 5/1/2027	1,018,210
5,000,000	Uinta County School District Number 6 General Obligation Refunding Series 2006, 7.00% to yield 4.40% due 12/1/2020	6,353,800

	Total Other Municipal Bonds (cost $54,597,026)	$50,885,324

Colorado Taxable Notes — 0%
227,347	Note receivable from Tabernash Meadows, LLC, A Colorado Limited Liability Company, 24.00% due 2/09/2002(a)	$227,347

	Total Colorado Taxable Notes (cost $227,347)	$227,347

Total investments, at value (cost $501,522,416)	97.7%	$505,439,660
Other assets net of liabilities	2.3	11,911,173

Net assets	100.0%	$517,350,833

Colorado BondShares
A Tax-Exempt Fund
Schedule of Investments (unaudited) —  (Continued)

(a)	Non-income producing based upon the financial condition of the issuer (see footnote 1 to notes to financial statements).

(b)	Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c)	Represents interest certificates whose characteristics are similar to zero coupon bonds. All interest based on the coupon rate is remitted upon maturity. Interest rate shown for interest certificates represents effective yield at acquisition. At March 31, 2007, the Fund had no such investments.

(d)	Interest rate shown for zero coupon bonds represents the effective yield at the date of acquisition.

(e)	Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f)	Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g)	Interest rate disclosed for cash flow bond represents the effective yield at March 31, 2007. Income on this security is derived from the cash flow of the issuer.

(h)	Represents current interest rate for a variable/step rate bond.

(i)	Terms of security have been restructured since the original issuance. The aggregate face amount of all such restructured securities approximates $12,801,575 and a market value of $1,750,495, or less than 1% of net assets, respectively, as of March 31, 2007.

The following abbreviations are used in the descriptions of securities included in the Schedule of Investments:

G.O. — General Obligation
GID — General Improvement District
LID — Local Improvement District
LTD — Limited
See accompanying notes to financial statements.

Colorado BondShares
A Tax-Exempt Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2007

ASSETS
Investments, at fair value (cost $501,522,416)	$505,439,660
— see accompanying statement
Cash	4,061,266
Interest receivable	8,368,851
Shares of beneficial interest sold	1,376,051

TOTAL ASSETS	519,245,828

LIABILITIES
Payables and other liabilities:
Dividends payable	1,087,019
Shares of beneficial interest redeemed	212,853
Accrued expenses	285,123
Payable for investment securities purchased	310,000

TOTAL LIABILITIES	1,894,995

NET ASSETS, AT FAIR VALUE	$517,350,833

COMPOSITION OF NET ASSETS
Paid-in capital	$513,340,435
Distributable earnings	93,154
Net unrealized appreciation of investments (note 3)	3,917,244

NET ASSETS, AT FAIR VALUE	$517,350,833

NET ASSET PRICE AND REDEMPTION PRICE PER SHARE (based on 54,650,362 shares of beneficial interest outstanding at March 31, 2007, unlimited number of no par value shares authorized)	$9.47

MAXIMUM OFFERING PRICE PER SHARE (net asset value plus sales charge of 4.75% of offering price)	$9.94

See accompanying notes to financial statements.

Colorado BondShares
A Tax-Exempt Fund
Statement of Operations
For the Six Months Ended March 31, 2007 (unaudited)

INVESTMENT INCOME
Interest	$16,707,275

EXPENSES
Management fees (note 4)	1,192,467
Custodian fees (note 5)	45,822
Legal and auditing fees	81,334
Portfolio pricing fees (note 5)	8,193
Registration fees	7,284
Shareholders’ reports	79,286
Transfer agency expenses (note 4)	59,981
Trustees’ fees	2,250
Other	10,363

Total expenses	1,486,980
Earnings credits on cash balances (note 5)	(145,372)

Net expenses	1,341,608

NET INVESTMENT INCOME	15,365,667

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized net gain on investments	87,378
Change in net unrealized appreciation/depreciation on investments	276,265

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	363,643

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,729,310

See accompanying notes to financial statements.

Colorado BondShares
A Tax-Exempt Fund
Statement of Changes in Net Assets

		Year
	Six Months	Ended
	Ended	September 30,
	March 31, 2007	2006

	(Unaudited)
FROM OPERATIONS:
Net investment income	$15,365,667	$19,842,871
Net realized gain on investments	87,378	3,257
Change in unrealized appreciation/depreciation on investments	276,265	2,765,643

Net increase in net assets resulting from operations	15,729,310	22,611,771

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Dividends to shareholders from net investment income	(15,365,667)	(19,842,871)
Distributions in excess of net investment income	587,743	(587,743)
Realized capital gain and ordinary income	—	(354,059)

Total distributions to shareholders	(14,777,924)	(20,784,673)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares	85,384,730	98,061,711
Dividends reinvested	9,055,135	13,000,474
Redemption of shares	(18,603,394)	(40,755,502)

Increase in net assets derived from beneficial interest transactions	75,836,471	70,306,683

Net increase in net assets	76,787,857	72,133,781
NET ASSETS:
Beginning of period	440,562,976	368,429,195

End of period	$517,350,833	$440,562,976

See accompanying notes to financial statements.

Colorado BondShares
A Tax-Exempt Fund
Financial Highlights

	Six Months		For Fiscal Years Ended September 30,
	Ended
	3/31/2007		2006	2005	2004	2003	2002

	(Unaudited)
Per Share Operating Data:
For a Fund Share Outstanding Throughout the Period
Net Asset Value, beginning of period	$9.45		$9.41	$9.35	$9.27	$9.33	$9.39

Net investment income	0.30		0.47	0.48	0.47	0.60	0.59
Net realized and unrealized gain (loss) on investments	0.01		0.06	0.07	0.08	(0.06)	(0.06)

Increase from investment operations	0.31		0.53	0.55	0.55	0.54	0.53
Dividends to shareholders from net investment income	(0.30)		(0.47)	(0.48)	(0.47)	(0.60)	(0.59)
Distributions in excess of net investment income	0.01		(0.01)	—	—	—	—
Realized capital gains and ordinary income	—		(0.01)	(0.01)	0.00	0.00	0.00

Net increase (decrease) in net asset value	0.02		0.04	0.06	0.08	(0.06)	(0.06)

Net Asset Value, end of period	$9.47		$9.45	$9.41	$9.35	$9.27	$9.33

Total Return, at Net Asset Value(1)(2)	3.38	%+	5.72%	6.14%	6.19%	5.96%	5.90%

Ratios/ Supplemental Data:
Ratios to average net assets:
Net investment income	6.42	%*	4.97%	5.10%	5.08%	6.46%	6.77%
Before expenses paid indirectly	0.62	%*	0.61%	0.58%	0.63%	0.65%	0.64%
After expenses paid indirectly	0.56	%*	0.57%	0.55%	0.60%	0.61%	0.59%
Net assets, end of period (000s)	$517,351		$440,563	$368,429	$312,651	$267,207	$201,051

Portfolio turnover rate(3)	7.42%		5.27%	4.40%	2.57%	4.65%	6.03%

(1)	Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2)	The Total Return at Net Asset Value for the period ended March 31, 2007 includes an interest payment representing four years of unpaid interest relating to the Fund’s holding of United Airlines/ Denver International Airport that is a non-recurring event outside the control of the Fund. This event occurred in the first quarter of the semi-annual period ended March 31, 2007.

(3)	The portfolio turnover rate is computed by dividing the lesser of purchases or sales of portfolio securities for a period by the monthly average of the market value of portfolio securities owned during the period. Sales of securities include the proceeds of securities which have been called, or for which payment has been made through redemption or maturity. Securities with a maturity date of one year or less at the time of acquisition are excluded from the calculation. Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) for the period March 31, 2007 were $23,549,664 and $22,385,511, respectively.

+	Not Annualized

*	Annualized
See accompanying notes to financial statements.

Colorado BondShares
A Tax-Exempt Fund
Notes to Financial Statements (unaudited)

(1)	Summary of Significant Accounting Policies
      Colorado BondShares — A Tax-Exempt Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The Fund’s investment objectives are to maximize income exempt from federal income taxes and from personal income taxes of the State of Colorado to the extent consistent with the preservation of capital and to seek opportunities for capital appreciation. The Fund’s investment adviser is Freedom Funds Management Company (“Freedom Funds”). The following is a summary of significant accounting policies consistently followed by the Fund.

(a)	Investment Valuation
      The values of most investment securities are determined at their market price using prices quoted by a national independent pricing service approved by the Fund’s Board of Trustees. In cases where a market price is not available from the pricing service, or where the Fund determines that the “market price” so determined is not reflective of the true “fair value” or realizable value of these securities, the securities are valued at “fair value” as determined in good faith by the Fund’s Board of Trustees. In either event, the Fund values the municipal bonds and other securities taking into consideration yield, stability, risk, quality, coupon, maturity, type of issue, trading characteristics and any other relevant trading or market factors. The Fund records amortization of premiums and accretion of original discounts on zero coupon bonds using the effective yield method, in accordance with federal income tax purposes. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

(b)	Income Taxes
      The Fund intends to comply with the requirements of subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all its net investment income to shareholders. The Fund distributes investment income monthly and due to the tax-exempt nature of its investments the income is generally non-taxable to the shareholders. The Fund distributes net realized capital gains, if any, to its shareholders at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatment of tax allocations. As of March 31, 2007, the majority of the Fund’s distributable earnings is attributable to capital gains.

Colorado BondShares
A Tax-Exempt Fund
Notes to Financial Statements (unaudited) — (Continued)

(c)	Other/ Security Credit Risk
      Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividends to shareholders are declared each business day and paid monthly. Distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated using the identified-cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income is recorded on the accrual basis. The Fund concentrates its investments in Colorado and, therefore, may have more credit risks related to the economic conditions of Colorado than a portfolio with a broader geographical diversification. The Fund invests in non-rated securities, which may be subject to a greater degree of credit risk and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rate fixed income securities. The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund’s investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount of bonds for which the accrual of interest income has been discontinued approximates $14,437,529 and such bonds have an aggregate market value of $1,798,334, or less than 1% of net assets, as of March 31, 2007.

(d)	Uses of Estimates
      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Classification of Distributions to Shareholders
      The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
      The Fund distributed $587,743 in excess of net investment income to the shareholders during the fiscal year ended September 30, 2006. To correct this over distribution, the November 2006 dividend to shareholders was reduced by $587,743. In March 2007, the Adviser reimbursed shareholders $3,424 for the amount of the over distribution that was not recoverable due to closed

Colorado BondShares
A Tax-Exempt Fund
Notes to Financial Statements (unaudited) — (Continued)

accounts. These adjustments are included in dividends to shareholders from net investment income presented on the statement of changes in net assets.
      In the first quarter of the semi-annual period ended March 31, 2007 the Fund received an interest payment of approximately $3.8 million representing four years of unpaid interest relating to the Fund’s holding of United Airlines/ Denver International Airport bonds that is a non-recurring event outside of the control of the Fund. The interest income was received October 19, 2006 by the Fund and distributed to shareholders as part of the November 15, 2006 dividend.

(f)	New Accounting Pronouncement
      On July 13, 2006, The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluations of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management believes that the adoption of FIN 48 will have no impact on the financial statements of the Fund.

Colorado BondShares
A Tax-Exempt Fund
Notes to Financial Statements (unaudited) — (Continued)

(2)	Shares of Beneficial Interest
      The Fund has an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for the six month period ended March 31, 2007 and the year ended September 30, 2006 were as follows:

	Six Months Ended		Year Ended
	March 31, 2007		September 30, 2006

	(Unaudited)
	Shares	Amount	Shares	Amount

Shares sold	9,033,765	$85,384,730	10,423,444	$98,061,711
Dividends reinvested	958,348	9,055,135	1,382,357	13,000,474

	9,992,113	94,439,865	11,805,801	111,062,185
Shares redeemed	(1,967,955)	(18,603,394)	(4,333,243)	(40,755,502)

Net increase in shares outstanding	8,024,158	$75,836,471	7,472,558	$70,306,683

(3)	Unrealized Gains and Losses
      At March 31, 2007, the net unrealized appreciation on investments of $3,917,244 was comprised of gross appreciation of $12,305,414 and gross depreciation of $8,388,170.

(4)	Management Fees and Other Transactions with Affiliates
      Management fees paid to Freedom Funds were in accordance with the investment advisory agreement with the Fund which provides for an annual fee equivalent to 0.5% of the net assets of the Fund. Freedom Funds pays all expenses associated with advertising, marketing, and distributing the Fund’s shares and serves as the transfer agent, dividend disbursing agent, and registrar for the Fund. Freedom Funds provided certain transfer agency and shareholder services as part of the management fee arrangement for the period ended March 31, 2007. Transfer agency expenses represent direct expenses charged to the Fund by third parties.

Colorado BondShares
A Tax-Exempt Fund
Notes to Financial Statements (unaudited) — (Continued)

(5)	Earnings Credits on Cash Balances
      Expenses paid indirectly by the Fund represent earnings credits on cash balances maintained with the Fund’s custodian bank, Wells Fargo Investments and Trust. The earnings credits resulted in offsetting custodian fees of $45,822, legal fees of $17,779 for services provided by Kutak Rock, portfolio pricing fees of $8,193 for services provided by Standard and Poor’s, a division of The McGraw-Hill Companies, shareholder report fees of $48,578 for services provided by Bowne and accounting fees of $25,000 for services provided by Anton Collins and Mitchell.

Officers and Trustees
      The Board of Trustees of the Fund supervises the activities of the Fund, reviews the Fund’s service contracts and hires the companies that run the day-to-day operations of the Fund, such as the administrator, custodian, investment adviser, transfer agent and underwriter. The following table lists the trustees and officers of the Fund together with their positions held with the Fund and the term of office.
Officers and Trustees
Chairman of the Board
George N. Donnelly
Chairman of the Board of Trustees since inception of the Fund 1987
Independent Trustees
Bruce G. Ely
Trustee since July 2002
James R. Madden
Trustee since September 2004
Officer and Trustee1
Andrew B. Shaffer1
Trustee, Secretary and Treasurer since June 1995 and President since January 2003
1Andrew B. Shaffer is an “interested person” of the Fund as defined in the Investment Company Act of 1940 (the “1940 Act”) by virtue of his position as both an officer and a trustee of the Fund as described in the table above.
      Additional information about the Fund’s trustees is included in the Statement of Additional Information (“SAI”) which is available, with charge, upon request, by calling us at 1-800-572-0069.

Proxy Voting Record
      The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered during the 12 months ended June 30, 2006 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov or you may call us at 1-800-572-0069.
Quarterly Statement of Investments
      The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at http://www.sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-732-0330 or you may call us at 1-800-572-0069.

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Item 2. CODE OF ETHICS.
Not required in this filing.
Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in this filing.
Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in this filing.
Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
Item 6. SCHEDULE OF INVESTMENTS.
Included in Item 1 of this Report.
Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.
Item 11. CONTROLS AND PROCEDURES.
(a) The registrant has adopted and maintained disclosure controls and procedures (as such term is defined in Rules 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) that are designed to ensure that information required to be disclosed in the registrant’s reports under the Act, is recorded, processed, summarized and reported within the time periods required under the SEC’s rules and forms and that the information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer to allow for timely decisions regarding required disclosure.
As required by SEC Rule 30a-3(b), the registrant carried out an evaluation under the supervision and with the participation of its management, including its principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures within the 90-day period prior to the filing date of this report. Based on the foregoing, the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures were effective as of that date.
(b) There were changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting, as a result of the material weakness in the registrant’s internal control over financial reporting described below.
In November of 2006 and in connection with its audit of the registrant’s financial statements for the period ended September 30, 2006, Anton Collins Mitchell LLP advised management of the registrant, and management of the registrant agreed with Anton Collins Mitchell LLP, that the registrant did not maintain effective controls over the calculations relating to bond accretion. Specifically, the calculations of bond accretion were not determined in accordance with accounting principles generally accepted in the United States of America for investment companies because not all of the calculations were made using the effective yield method. Anton Collins Mitchell LLP’s internal control report, which discusses this matter, is filed as an Exhibit to the registrant’s Form N-SAR for the period ended September 30, 2006 filed on November 29, 2006.
During the period covered by this report, the registrant initiated changes to remediate the aforementioned deficiency and to strengthen the registrant’s internal control processes. During the quarter ending March 31, 2007, the registrant acquired more sophisticated accounting computer software to calculate bond accretion for bonds with complex repayment features. The registrant also plans to undertake additional changes to remediate the aforementioned deficiency and to strengthen the registrant’s internal control process, including the implementation of additional review procedures over the evaluation and application of relevant accounting pronouncements, rules, regulations and interpretations relating to the calculation of bond accretion. These additional procedures include consultation with outside resources as they have and may be deemed appropriate.
ITEM 12. EXHIBITS.

(a)(2)(i)	President & Treasurer’s Section 302 certification.

(b)	Combined Section 906 certification.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLORADO BONDSHARES—A TAX-EXEMPT FUND

By:	/s/ Andrew B. Shaffer

Andrew B. Shaffer,
President, Secretary and Treasurer
Date: June 08, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew B. Shaffer

Andrew B. Shaffer,
President, Secretary and Treasurer
(Principal Executive Officer and Principal Financial Officer)
Date: June 08, 2007